Revenue from Contracts with Customers: (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Revenue from rendering of transport services	$ 279,625		$ 259,612	$ 230,343
Revenue from construction contracts	312,375		187,294
Airport Use Fee Prompt Payment Discount	45,293		43,802	41,057
Operating lease income	2,069,696		2,466,980	2,689,149
Fixed Lease Revenue	105,203		166,747	$ 264,920
Revenue from access fees on non-permanent ground transportation		$ 57,885
Revenue from access fees on car parking and related services		298,536
Airplan [Member]
Revenue from rendering of transport services	1,276,506		225,693
Aerostar [Member]
Revenue from rendering of transport services	$ 1,700,859		$ 939,042
Retail Sales [Member]
Revenue from construction contracts		$ 621,850